U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

May 31, 2018

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 “F” Street, N.E.
Washington, D.C. 20549

RE:	MANAGED PORTFOLIO SERIES (the “Trust”)
Securities Act Registration No: 333-172080
Investment Company Registration No: 811-22525

Dear Sir or Madam:

Pursuant to Rule 145 under the Securities Act of 1933 (the “1933 Act”), the Trust hereby submits a registration statement on Form N-14 (the “Registration Statement”).  The Registration Statement contains a Prospectus/Proxy Statement (the “Prospectus/Proxy”) that reflects a proposal to shareholders of Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund (each a “Fund” and collectively, the “Funds”), each a series of The Olstein Funds, to reorganize Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund, each a series of the Trust.  The reorganization of Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund into the Trust is a reorganization business combination, which will result in The Olstein All Cap Value Fund and the Olstein Strategic Opportunities Fund being the accounting survivors.  It is anticipated that this Registration Statement will become effective on or about June 30, 2018, pursuant to Rule 488 under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact Michael P. O'Hare, Esq. at (215) 564-8198.

Sincerely,

/s/ Thomas A. Bausch

Thomas A. Bausch, Esq.
Secretary of Managed Portfolio Series

cc:  Michael P. O’Hare, Esq., Stradley Ronon Stevens & Young, LLP